Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income (loss)
Net loss	$ (19,397)	$ (247,721)	$ (403,640)
Other comprehensive (loss) income:
Foreign currency translation	(21,527)	3,588	47,146
Change in fair value of interest-rate contracts	(5,978)	10,261	15,664
Amortization of interest-rate contracts	56	(430)	(373)
Total other comprehensive (loss) income	(27,449)	13,419	62,437
Comprehensive loss	(46,846)	(234,302)	(341,203)
Comprehensive loss attributable to non-controlling interests:
Allocation of net loss	3,543	38,363	47,047
Foreign currency translation	400	2,678	(3,039)
Total comprehensive loss attributable to non-controlling interests	3,943	41,041	44,008
Total comprehensive loss attributable to DDR	$ (42,903)	$ (193,261)	$ (297,195)